CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
Bandwidth Inc., Class A Shares	66,700	$8,453,558	*
Iridium Communications Inc.	146,504	6,043,290	*

TOTAL COMMUNICATION SERVICES		14,496,848

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 2.7%
Fox Factory Holding Corp.	111,299	14,141,651	*

Distributors - 1.1%
Core-Mark Holding Co. Inc.	145,404	5,625,681

Diversified Consumer Services - 2.7%
Chegg Inc.	166,233	14,239,519	*

Internet & Direct Marketing Retail - 0.2%
Poshmark Inc., Class A Shares	19,930	809,158	*

Specialty Retail - 3.7%
Monro Inc.	87,419	5,752,170
National Vision Holdings Inc.	262,842	11,520,365	*
Vroom Inc.	59,233	2,309,494	*

Total Specialty Retail		19,582,029

TOTAL CONSUMER DISCRETIONARY		54,398,038

CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 4.7%
BJ’s Wholesale Club Holdings Inc.	281,463	12,626,430	*
Casey’s General Stores Inc.	43,273	9,355,190
Grocery Outlet Holding Corp.	62,995	2,323,886	*

Total Food & Staples Retailing		24,305,506

Food Products - 1.6%
Calavo Growers Inc.	50,470	3,918,491
Hain Celestial Group Inc.	105,181	4,585,891	*

Total Food Products		8,504,382

TOTAL CONSUMER STAPLES		32,809,888

ENERGY - 1.6%
Energy Equipment & Services - 1.6%
Cactus Inc., Class A Shares	116,440	3,565,393
ChampionX Corp.	179,721	3,905,337	*
Newpark Resources Inc.	326,140	1,024,080	*

TOTAL ENERGY		8,494,810

FINANCIALS - 6.2%
Banks - 2.1%
Western Alliance Bancorp	113,674	10,735,372

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Capital Markets - 1.9%
Hamilton Lane Inc., Class A Shares	57,000	$5,047,920
PJT Partners Inc., Class A Shares	71,120	4,811,268

Total Capital Markets		9,859,188

Insurance - 2.2%
American Equity Investment Life Holding Co.	161,992	5,107,608
Trupanion Inc.	86,804	6,615,333	*

Total Insurance		11,722,941

TOTAL FINANCIALS		32,317,501

HEALTH CARE - 26.9%
Biotechnology - 5.8%
Amicus Therapeutics Inc.	225,548	2,228,414	*
Biohaven Pharmaceutical Holding Co. Ltd.	58,838	4,021,577	*
CareDx Inc.	117,422	7,995,264	*
Heron Therapeutics Inc.	278,688	4,517,533	*
Invitae Corp.	165,630	6,328,722	*
Olink Holding AB, ADR	25,090	903,240	*
Ultragenyx Pharmaceutical Inc.	40,228	4,580,360	*

Total Biotechnology		30,575,110

Health Care Equipment & Supplies - 8.2%
CryoPort Inc.	71,685	3,728,337	*
Insulet Corp.	20,842	5,438,095	*
Integra LifeSciences Holdings Corp.	148,117	10,233,404	*
iRhythm Technologies Inc.	24,713	3,431,647	*
Penumbra Inc.	54,144	14,650,283	*
Silk Road Medical Inc.	105,833	5,360,441	*

Total Health Care Equipment & Supplies		42,842,207

Health Care Providers & Services - 3.4%
Progyny Inc.	199,090	8,861,496	*
Surgery Partners Inc.	198,586	8,789,416	*

Total Health Care Providers & Services		17,650,912

Health Care Technology - 3.9%
Certara Inc.	102,420	2,796,066	*
Health Catalyst Inc.	123,175	5,760,895	*
Omnicell Inc.	51,936	6,744,928	*
Vocera Communications Inc.	130,640	5,024,415	*

Total Health Care Technology		20,326,304

See Notes to Schedule of Investments.

2	ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 4.3%
ICON PLC	56,235	$11,042,867	*
Quanterix Corp.	22,095	1,291,895	*
Syneos Health Inc.	137,019	10,392,891	*

Total Life Sciences Tools & Services		22,727,653

Pharmaceuticals - 1.3%
Caris Life Sciences Inc.	183,481	466,042	*(a)(b)(c)
Pacira BioSciences Inc.	86,852	6,087,456	*

Total Pharmaceuticals		6,553,498

TOTAL HEALTH CARE		140,675,684

INDUSTRIALS - 17.2%
Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings Inc.	107,849	5,064,589

Air Freight & Logistics - 3.2%
Forward Air Corp.	85,612	7,603,202
XPO Logistics Inc.	75,780	9,343,674	*

Total Air Freight & Logistics		16,946,876

Building Products - 5.3%
Hayward Holdings Inc.	156,650	2,644,252	*
Masonite International Corp.	66,690	7,685,356	*
Trex Co. Inc.	192,667	17,636,737	*

Total Building Products		27,966,345

Commercial Services & Supplies - 0.6%
US Ecology Inc.	79,949	3,329,076	*

Electrical Equipment - 2.0%
Bloom Energy Corp., Class A Shares	179,269	4,849,227	*
Shoals Technologies Group Inc., Class A Shares	162,180	5,640,620	*

Total Electrical Equipment		10,489,847

Machinery - 3.7%
Albany International Corp., Class A Shares	40,980	3,420,600
Hydrofarm Holdings Group Inc.	25,740	1,552,637	*
RBC Bearings Inc.	46,305	9,111,435	*
Tennant Co.	64,867	5,182,225

Total Machinery		19,266,897

Trading Companies & Distributors - 1.4%
H&E Equipment Services Inc.	158,422	6,020,036
MRC Global Inc.	123,171	1,112,234	*

Total Trading Companies & Distributors		7,132,270

TOTAL INDUSTRIALS		90,195,900

INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 0.8%
Viavi Solutions Inc.	274,578	4,310,875	*

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report	3

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.3%
Brain Corp.	170,237	$902,256	*(a)(b)(c)
Brain Corp.	52,367	228,844	*(a)(c)
nLIGHT Inc.	85,180	2,759,832	*
OSI Systems Inc.	30,643	2,944,792	*

Total Electronic Equipment, Instruments & Components		6,835,724

IT Services - 2.4%
Shift4 Payments Inc., Class A Shares	62,225	5,103,072	*
Wix.com Ltd.	27,209	7,597,297	*

Total IT Services		12,700,369

Semiconductors & Semiconductor Equipment - 5.7%
Allegro MicroSystems Inc.	211,395	5,358,863	*
Brooks Automation Inc.	71,983	5,877,412
Lattice Semiconductor Corp.	140,950	6,345,569	*
Monolithic Power Systems Inc.	35,150	12,415,332

Total Semiconductors & Semiconductor Equipment		29,997,176

Software - 16.7%
Aspen Technology Inc.	62,163	8,971,986	*
Cornerstone OnDemand Inc.	153,516	6,690,227	*
Envestnet Inc.	81,704	5,901,480	*
HubSpot Inc.	16,100	7,312,781	*
Jamf Holding Corp.	109,785	3,877,606	*
Model N Inc.	144,815	5,101,833	*
New Relic Inc.	73,668	4,529,109	*
PagerDuty Inc.	249,980	10,056,695	*
Paycor Inc.	48	1,680,000	*(a)(b)(c)
Qualys Inc.	72,116	7,556,315	*
SEMrush Holdings Inc., Class A Shares	118,760	1,414,432	*
Smartsheet Inc., Class A Shares	54,260	3,468,299	*
SVMK Inc.	185,695	3,401,932	*
Varonis Systems Inc.	202,197	10,380,794	*
Viant Technology Inc., Class A Shares	49,505	2,618,319	*
Yext Inc.	289,246	4,188,282	*

Total Software		87,150,090

TOTAL INFORMATION TECHNOLOGY		140,994,234

MATERIALS - 0.9%
Chemicals - 0.9%
Balchem Corp.	39,666	4,974,513

See Notes to Schedule of Investments.

4	ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY		SHARES	VALUE
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Redfin Corp.		51,604	$3,436,310	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $273,979,535)			522,793,726

	RATE
SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	1,065,427	1,065,427
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	266,357	266,357	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,331,784)			1,331,784

TOTAL INVESTMENTS - 100.1% (Cost - $275,311,319)			524,125,510
Liabilities in Excess of Other Assets - (0.1)%			(495,516)

TOTAL NET ASSETS - 100.0%			$523,629,994

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2021, the total market value of investments in Affiliated Companies was $266,357 and the cost was $266,357 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$140,209,642	—	$466,042	$140,675,684
Information Technology	138,183,134	$228,844	2,582,256	140,994,234
Other Common Stocks	241,123,808	—	—	241,123,808

Total Long-Term Investments	519,516,584	228,844	3,048,298	522,793,726

Short-Term Investments†	1,331,784	—	—	1,331,784

Total Investments	$520,848,368	$228,844	$3,048,298	$524,125,510

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$649,293	$4,946,751	4,946,751	$5,329,687	5,329,687	—	$11	—	$266,357

8

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2021	Value Per Share	Percent of Net Assets
Brain Corp.	170,237	4/20, 11/20	$898,085	$902,256	$5.30	0.17%
Brain Corp.	52,367	3/21	228,844	228,844	4.37	0.04
Caris Life Sciences Inc.	183,481	10/20	506,407	466,042	2.54	0.09
Paycor Inc.	48	12/20	1,680,000	1,680,000	35,000.00	0.32

			$3,313,336	$3,277,142		0.62%

9